Right to Use Assets and Leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Beginning balance	R$ 1,588,673	R$ 46,066
Adoption IFRS 16		1,363,803
Interest accrued	144,655	128,996
Payments	(360,787)	(321,716)
Additions and remeasurement	484,121	334,857
Write-offs	(35,381)	(52,129)
Effect of foreign currency exchange rate variation	12,007	88,796
Ending balance	1,833,288	1,588,673
Current	260,189	206,396
Non-current	R$ 1,573,099	R$ 1,382,277